UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 8709

Western Asset High Income Fund II Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2008

ITEM 1.                                                     SCHEDULE OF INVESTMENTS

WESTERN ASSET HIGH INCOME
FUND II INC.

FORM N-Q

JANUARY 31, 2008

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited)

January 31, 2008

Face Amount†	Security	Value
CORPORATE BONDS & NOTES — 89.0%
Aerospace & Defense — 1.8%
1,585,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$1,537,450
	DRS Technologies Inc., Senior Subordinated Notes:
1,535,000	6.625% due 2/1/16	1,508,138
3,320,000	7.625% due 2/1/18	3,295,100
	Hawker Beechcraft Acquisition Co.:
5,965,000	Senior Notes, 8.875% due 4/1/15 (a)(b)	5,860,612
2,550,000	Senior Subordinated Notes, 9.750% due 4/1/17 (a)	2,435,250
106,119	Kac Acquisition Co., Subordinated Notes, 0.000% due 4/26/26 (c)(d)(e)	0
	L-3 Communications Corp., Senior Subordinated Notes:
2,935,000	7.625% due 6/15/12	3,023,050
2,600,000	6.125% due 1/15/14	2,574,000
	Total Aerospace & Defense	20,233,600
Airlines — 2.1%
	Continental Airlines Inc.:
500,000	Notes, 8.750% due 12/1/11	452,500
	Pass-Through Certificates:
172,837	6.541% due 9/15/08	172,837
1,195,107	8.312% due 10/2/12	1,177,180
1,765,000	7.339% due 4/19/14	1,614,975
7,870,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)(f)	8,184,800
	Delta Air Lines Inc.:
1,675,000	8.954% due 8/10/14 (a)	1,603,812
	Pass-Through Certificates:
1,781,295	6.619% due 3/18/11	1,754,576
6,135,000	7.111% due 9/18/11	6,113,103
2,135,000	7.711% due 9/18/11	2,026,227
	Total Airlines	23,100,010
Auto Components — 1.6%
	Allison Transmission Inc.:
2,120,000	11.000% due 11/1/15 (a)	1,791,400
4,190,000	Senior Notes, 11.250% due 11/1/15 (a)(b)	3,414,850
3,335,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	2,251,125
12,180,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	10,018,050
	Total Auto Components	17,475,425
Automobiles — 2.3%
	Ford Motor Co.:
	Debentures:
1,880,000	8.875% due 1/15/22	1,419,400
3,425,000	8.900% due 1/15/32	2,688,625
2,025,000	Notes, 7.450% due 7/16/31	1,503,563
	General Motors Corp.:
5,320,000	Notes, 7.200% due 1/15/11	4,881,100
	Senior Debentures:
2,375,000	8.250% due 7/15/23	1,911,875
16,625,000	8.375% due 7/15/33 (f)	13,590,937
	Total Automobiles	25,995,500
Building Products — 1.8%
	Associated Materials Inc.:
9,725,000	Senior Discount Notes, step bond to yield 14.468% due 3/1/14	6,369,875
2,585,000	Senior Subordinated Notes, 9.750% due 4/15/12	2,546,225

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2008

Face Amount†		Security	Value
Building Products — 1.8% (continued)
		GTL Trade Finance Inc.:
2,302,000		7.250% due 10/20/17 (a)**	$2,405,841
2,360,000		7.250% due 10/20/17 (a)	2,390,326
2,345,000		Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	1,840,825
8,825,000		NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.589% due 3/1/14	4,986,125
		Total Building Products	20,539,217
Chemicals — 1.3%
		Georgia Gulf Corp., Senior Notes:
3,630,000		9.500% due 10/15/14	2,831,400
3,110,000		10.750% due 10/15/16	2,021,500
2,390,000		Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	2,497,550
3,075,000		Methanex Corp., Senior Notes, 8.750% due 8/15/12	3,313,313
4,475,000		Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	3,468,125
1,015,000		Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	928,725
		Total Chemicals	15,060,613
Commercial Banks — 1.8%
5,260,000		ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)**	5,325,750
4,490,000		HSBK Europe BV, 7.250% due 5/3/17 (a)**	3,928,750
		ICICI Bank Ltd., Subordinated Bonds:
1,174,000		6.375% due 4/30/22 (a)(g)**	992,304
1,170,000		6.375% due 4/30/22 (a)(g)**	980,541
76,695,000	RUB	JPMorgan Chase Bank, 9.500% due 2/11/11	3,216,970
		Russian Agricultural Bank, Loan Participation Notes:
1,654,000		7.175% due 5/16/13 (a)**	1,699,485
1,055,000		6.299% due 5/15/17 (a)**	1,002,250
		TuranAlem Finance BV, Bonds:
2,785,000		8.250% due 1/22/37 (a)**	2,443,837
1,059,000		8.250% due 1/22/37 (a)**	929,273
		Total Commercial Banks	20,519,160
Commercial Services & Supplies — 2.5%
5,635,000		Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	5,113,762
3,690,000		Allied Waste North America Inc., Senior Notes, 7.375% due 4/15/14	3,588,525
675,000		Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (a)	556,875
7,693,000		DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	8,019,952
		Interface Inc.:
2,875,000		Senior Notes, 10.375% due 2/1/10	2,975,625
1,500,000		Senior Subordinated Notes, 9.500% due 2/1/14	1,541,250
4,755,000		Rental Services Corp., Senior Notes, 9.500% due 12/1/14	4,053,638
2,380,000		US Investigations Services Inc., 11.750% due 5/1/16 (a)	2,011,100
		Total Commercial Services & Supplies	27,860,727
Communications Equipment — 0.4%
6,100,000		Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	4,941,000

Construction & Engineering — 0.1%
1,240,000		Odebrecht Finance Ltd., 7.500% due 10/18/17 (a)**	1,243,100

Consumer Finance — 3.1%
4,080,000		AmeriCredit Corp., 8.500% due 7/1/15	2,988,600
		Ford Motor Credit Co.:
		Notes:

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2008

Face Amount†	Security	Value
Consumer Finance — 3.1% (continued)
3,075,000	7.875% due 6/15/10	$2,896,247
3,320,000	7.000% due 10/1/13	2,786,307
	Senior Notes:
4,248,000	10.241% due 6/15/11 (g)	3,826,900
1,950,000	9.875% due 8/10/11	1,872,322
1,210,000	7.127% due 1/13/12 (g)	1,020,100
2,490,000	8.000% due 12/15/16	2,093,736
	General Motors Acceptance Corp.:
14,270,000	Bonds, 8.000% due 11/1/31 (f)	11,854,274
6,890,000	Notes, 6.875% due 8/28/12	5,855,398
	Total Consumer Finance	35,193,884
Containers & Packaging — 1.0%
2,000,000	Berry Plastics Holding Corp., 8.875% due 9/15/14	1,785,000
1,295,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	1,100,750
	Graphic Packaging International Corp.:
500,000	Senior Notes, 8.500% due 8/15/11	487,500
4,725,000	Senior Subordinated Notes, 9.500% due 8/15/13	4,476,937
1,490,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	1,408,050
1,975,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (d)	24,688
195,000	Smurfit-Stone Container Corp., Senior Notes, 8.000% due 3/15/17	181,838
1,955,000	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12	1,901,237
	Total Containers & Packaging	11,366,000
Diversified Consumer Services — 0.8%
6,870,000	Education Management LLC/Education Management Finance Corp., Senior Notes, 8.750% due 6/1/14	6,646,725
	Service Corp. International:
650,000	Debentures, 7.875% due 2/1/13	650,869
	Senior Notes:
1,200,000	7.625% due 10/1/18	1,230,000
1,010,000	7.500% due 4/1/27	909,000
	Total Diversified Consumer Services	9,436,594
Diversified Financial Services — 2.7%
4,060,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	3,085,600
2,110,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	1,899,000
135,000	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (a)	139,517
4,400,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 7.565% due 11/15/14 (g)	4,290,000
2,610,000	Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	2,610,000
1,580,000	LVB Acquisition Merger, 11.625% due 10/15/17 (a)	1,550,375
	Residential Capital LLC:
2,402,000	7.328% due 4/17/09 (a)(g)	1,176,980
1,520,000	8.375% due 6/30/15	957,600
4,290,000	Notes, 8.375% due 6/30/10	2,809,950
5,125,000	Senior Notes, 8.000% due 2/22/11 (g)	3,228,750
700,000	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	647,500
	TNK-BP Finance SA:
1,360,000	7.500% due 7/18/16 (a)**	1,322,600
1,070,000	Senior Notes, 7.875% due 3/13/18 (a)	1,064,650
4,000,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 10.653% due 10/1/15	2,860,000

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2008

Face Amount†	Security	Value
Diversified Financial Services — 2.7% (continued)
3,135,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	$2,986,088
	Total Diversified Financial Services	30,628,610
Diversified Telecommunication Services — 5.8%
	Axtel SAB de CV:
370,000	7.625% due 2/1/17 (a)**	368,150
4,740,000	Senior Notes, 7.625% due 2/1/17 (a)**	4,704,450
1,005,000	Cincinnati Bell Inc., Senior Notes, 7.000% due 2/15/15	944,700
1,260,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	1,077,300
	Citizens Communications Co.:
315,000	7.050% due 10/1/46	248,850
4,220,000	Senior Notes, 7.875% due 1/15/27	3,882,400
	Hawaiian Telcom Communications Inc.:
3,000,000	Senior Notes, 9.750% due 5/1/13	2,775,000
2,171,000	Senior Subordinated Notes, 12.500% due 5/1/15	1,943,045
6,530,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	6,562,650
1,355,000	Intelsat Corp., Senior Notes, 9.000% due 8/15/14	1,351,612
150,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	149,625
	Level 3 Financing Inc.:
3,000,000	6.704% due 2/15/15 (g)	2,250,000
4,915,000	Senior Notes, 9.250% due 11/1/14	4,251,475
4,525,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	4,615,500
	Qwest Communications International Inc., Senior Notes:
1,250,000	6.565% due 2/15/09 (g)	1,250,000
2,100,000	7.500% due 2/15/14	2,089,500
	Qwest Corp.:
2,378,000	Debentures, 6.875% due 9/15/33	2,163,980
5,995,000	Notes, 8.875% due 3/15/12	6,362,194
4,770,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (a)	3,601,350
9,400,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16 (f)	8,554,000
610,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	649,650
5,680,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	5,907,200
	Total Diversified Telecommunication Services	65,702,631
Electric Utilities — 1.8%
2,880,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (a)**	2,973,600
202,000	Enersis SA, Notes, 7.375% due 1/15/14	215,177
1,665,000	IPALCO Enterprises Inc., Secured Notes, 8.625% due 11/14/11	1,773,225
221,222	Midwest Generation LLC, Pass-Through Certificates, 8.560% due 1/2/16	238,090
3,999,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	4,368,908
7,620,000	Texas Competitive Electric Holding Co. LLC, 10.500% due 11/1/16 (a)(b)	7,429,500
4,165,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (a)	3,332,000
	Total Electric Utilities	20,330,500
Electronic Equipment & Instruments — 0.4%
	NXP BV/NXP Funding LLC:
2,795,000	Senior Notes, 9.500% due 10/15/15	2,449,119
2,495,000	Senior Secured Notes, 7.875% due 10/15/14	2,298,519
	Total Electronic Equipment & Instruments	4,747,638
Energy Equipment & Services — 0.7%
3,270,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	3,188,250
1,145,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	1,167,900
1,600,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14 (a)	1,612,000

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2008

Face Amount†	Security	Value
Energy Equipment & Services — 0.7% (continued)
1,210,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	$1,252,350
400,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	450,628
	Total Energy Equipment & Services	7,671,128
Food & Staples Retailing — 0.3%
2,591,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	3,075,421

Food Products — 0.4%
	Dole Food Co. Inc.:
1,600,000	Debentures, 8.750% due 7/15/13	1,360,000
	Senior Notes:
2,065,000	7.250% due 6/15/10	1,827,525
1,050,000	8.875% due 3/15/11	939,750
	Total Food Products	4,127,275
Gas Utilities — 0.6%
7,425,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	7,239,375

Health Care Equipment & Supplies — 0.2%
1,960,000	Advanced Medical Optics Inc., 7.500% due 5/1/17	1,666,000

Health Care Providers & Services — 5.0%
1,680,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15	1,698,900
4,885,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	4,885,000
	HCA Inc.:
950,000	Debentures, 7.500% due 11/15/95	709,882
1,500,000	Notes, 6.375% due 1/15/15	1,286,250
	Senior Notes:
6,115,000	6.500% due 2/15/16	5,220,681
3,580,000	9.250% due 11/15/16	3,763,475
9,560,000	Senior Secured Notes, 9.625% due 11/15/16 (b)(f)	10,085,800
4,800,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	4,824,000
	Tenet Healthcare Corp., Senior Notes:
3,555,000	6.375% due 12/1/11	3,279,488
1,500,000	6.500% due 6/1/12	1,323,750
6,000,000	7.375% due 2/1/13	5,310,000
2,195,000	9.875% due 7/1/14	2,107,200
1,470,000	6.875% due 11/15/31	1,073,100
	Universal Hospital Services Inc.:
910,000	8.288% due 6/1/15 (g)	869,050
4,505,000	8.500% due 6/1/15 (b)	4,572,575
6,290,000	US Oncology Holdings Inc., Senior Notes, 10.759% due 3/15/12 (b)	4,764,675
	Total Health Care Providers & Services	55,773,826
Hotels, Restaurants & Leisure — 4.4%
	Boyd Gaming Corp., Senior Subordinated Notes:
600,000	7.750% due 12/15/12	568,500
1,000,000	6.750% due 4/15/14	875,000
3,820,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (d)	267,400
2,725,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	2,384,375
484,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)	459,800
4,515,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	4,266,675
1,740,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	1,531,200
2,360,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	2,265,600

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2008

Face Amount†	Security	Value
Hotels, Restaurants & Leisure — 4.4% (continued)
975,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15 (a)	$736,125
4,150,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	1,649,625
3,020,000	Indianapolis Downs LLC & Capital Corp., 11.000% due 11/1/12 (a)	2,823,700
4,070,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	4,070,000
3,850,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	3,465,000
	MGM MIRAGE Inc.:
955,000	Notes, 6.750% due 9/1/12	923,963
	Senior Notes:
355,000	8.500% due 9/15/10	370,975
450,000	5.875% due 2/27/14	409,500
620,000	7.500% due 6/1/16	598,300
4,470,000	7.625% due 1/15/17	4,358,250
455,000	Senior Subordinated Notes, 8.375% due 2/1/11	467,513
380,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	342,000
4,700,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	4,535,500
3,930,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (a)	4,082,287
2,485,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	2,124,675
	Snoqualmie Entertainment Authority, Senior Secured Notes:
885,000	9.063% due 2/1/14 (a)(g)	800,925
840,000	9.125% due 2/1/15 (a)	772,800
	Station Casinos Inc.:
	Senior Notes:
40,000	6.000% due 4/1/12	35,100
4,150,000	7.750% due 8/15/16	3,677,937
1,635,000	Senior Subordinated Notes, 6.625% due 3/15/18	1,058,662
	Total Hotels, Restaurants & Leisure	49,921,387
Household Durables — 1.4%
310,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	308,450
4,000,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (c)(d)(e)	0
3,355,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	2,885,300
2,605,000	K Hovnanian Enterprises Inc., Senior Notes, 7.500% due 5/15/16	1,875,600
	KB Home:
1,760,000	7.750% due 2/1/10	1,707,200
520,000	Senior Subordinated Notes, 8.625% due 12/15/08	520,000
3,730,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	3,730,000
5,765,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.952% due 9/1/12	5,044,375
	Total Household Durables	16,070,925
Household Products — 0.3%
1,265,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12	1,163,800
1,890,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	1,838,025
	Total Household Products	3,001,825
Independent Power Producers & Energy Traders — 7.8%
2,480,000	AES China Generating Co., Ltd., 8.250% due 6/26/10	2,433,257
	AES Corp.:
6,635,000	8.000% due 10/15/17	6,800,875
	Senior Notes:
1,177,000	9.500% due 6/1/09	1,218,195
1,900,000	9.375% due 9/15/10	1,995,000
	Dynegy Holdings Inc.:

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2008

Face Amount†	Security	Value
Independent Power Producers & Energy Traders — 7.8% (continued)
3,605,000	Senior Debentures, 7.625% due 10/15/26	$3,100,300
3,770,000	Senior Notes, 7.750% due 6/1/19	3,449,550
4,000,000	Dynegy Inc., 7.670% due 11/8/16	3,995,000
	Edison Mission Energy, Senior Notes:
2,600,000	7.750% due 6/15/16	2,665,000
2,500,000	7.200% due 5/15/19	2,450,000
4,275,000	7.625% due 5/15/27	4,029,187
34,380,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (a)(b)	34,036,200
	Mirant Mid Atlantic LLC:
584,577	10.060% due 12/30/28	695,646
1,923,235	Pass-Through Certificates, 9.125% due 6/30/17	2,127,579
4,235,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	4,256,175
	NRG Energy Inc., Senior Notes:
890,000	7.250% due 2/1/14	868,863
11,570,000	7.375% due 2/1/16 (f)	11,208,437
1,800,000	7.375% due 1/15/17	1,748,250
890,000	TXU Corp., Senior Notes, 6.500% due 11/15/24	663,413
	Total Independent Power Producers & Energy Traders	87,740,927
Industrial Conglomerates — 0.1%
680,000	Koppers Inc., Senior Notes, 9.875% due 10/15/13	727,600
2,750,000	Moll Industries Inc., Senior Subordinated Notes, 10.500% due 7/1/08 (c)(d)(e)	0
	Total Industrial Conglomerates	727,600
IT Services — 1.5%
2,380,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (a)(b)	2,011,100
	First Data Corp.:
2,600,000	5.625% due 11/1/11	1,956,679
5,040,000	9.875% due 9/24/15 (a)	4,466,700
	SunGard Data Systems Inc.:
2,900,000	Senior Notes, 9.125% due 8/15/13	2,958,000
5,390,000	Senior Subordinated Notes, 10.250% due 8/15/15	5,416,950
	Total IT Services	16,809,429
Machinery — 0.2%
1,260,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	1,140,300
1,390,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	1,379,575
	Total Machinery	2,519,875
Media — 6.8%
	Affinion Group Inc.:
4,465,000	Senior Notes, 10.125% due 10/15/13	4,442,675
4,030,000	Senior Subordinated Notes, 11.500% due 10/15/15	3,747,900
	CCH I Holdings LLC/CCH I Holdings Capital Corp.:
2,265,000	Senior Accreting Notes, 12.125% due 1/15/15	1,211,775
4,495,000	Senior Notes, 11.750% due 5/15/14	2,427,300
14,781,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (f)	10,660,796
	CCH II LLC/CCH II Capital Corp., Senior Notes:
2,890,000	10.250% due 9/15/10	2,752,725
293,000	10.250% due 10/1/13	272,490
1,500,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	948,750
1,325,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	856,281
3,270,000	CMP Susquehanna Corp., 9.875% due 5/15/14	2,272,650
	CSC Holdings Inc.:

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2008

Face Amount†	Security	Value
Media — 6.8% (continued)
4,210,000	Senior Debentures, 8.125% due 8/15/09	$4,294,200
	Senior Notes:
280,000	8.125% due 7/15/09	285,600
3,400,000	7.625% due 4/1/11	3,383,000
3,350,000	Dex Media Inc., Discount Notes, step bond to yield 8.367% due 11/15/13	2,989,875
2,344,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	2,396,740
4,010,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	4,165,387
3,410,000	EchoStar DBS Corp., Senior Notes, 7.000% due 10/1/13	3,435,575
2,419,000	Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22 (a) **	2,358,525
8,395,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	7,555,500
1,260,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	1,200,150
	R.H. Donnelley Corp.:
3,200,000	Senior Discount Notes, 6.875% due 1/15/13	2,704,000
1,560,000	Senior Notes, 8.875% due 1/15/16	1,345,500
2,345,000	Sun Media Corp., 7.625% due 2/15/13	2,233,613
	TL Acquisitions Inc.:
4,350,000	Senior Notes, 10.500% due 1/15/15 (a)	3,980,250
3,380,000	Senior Subordinated Notes, step bond to yield 13.358% due 7/15/15 (a)	2,585,700
	XM Satellite Radio Inc., Senior Notes:
2,065,000	7.739% due 5/1/13 (g)	1,775,900
790,000	9.750% due 5/1/14	720,875
	Total Media	77,003,732
Metals & Mining — 4.1%
13,010,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17 (f)	13,855,650
2,545,000	Metals USA Holdings Corp., Senior Notes, 10.729% due 7/1/12 (a)(b)	1,883,300
4,225,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	4,214,437
1,240,000	Noranda Aluminum Acquisition Corp., 8.738% due 5/15/15 (a)(b)	948,600
3,375,000	Noranda Aluminum Holding Corp., Senior Notes, 10.488% due 11/15/14 (a)(b)	2,581,875
5,140,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	4,767,350
7,415,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15 (a)	7,007,175
1,720,000	Steel Dynamics Inc., 7.375% due 11/1/12 (a)	1,724,300
4,930,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15	4,461,650
	Vale Overseas Ltd., Notes:
1,284,000	8.250% due 1/17/34 **	1,387,055
4,158,000	6.875% due 11/21/36 **	3,872,304
	Total Metals & Mining	46,703,696
Multiline Retail — 1.2%
6,470,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (a)(b)	5,208,350
	Neiman Marcus Group Inc.:
1,040,000	7.125% due 6/1/28	930,800
930,000	Senior Notes, 9.000% due 10/15/15 (b)	934,650
6,700,000	Senior Subordinated Notes, 10.375% due 10/15/15	6,700,000
	Total Multiline Retail	13,773,800
Oil, Gas & Consumable Fuels — 10.4%
6,995,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	6,995,000
	Chesapeake Energy Corp., Senior Notes:
4,430,000	6.625% due 1/15/16	4,352,475
2,755,000	6.500% due 8/15/17	2,679,237
1,005,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	994,950
2,072,228	Corral Finans AB, 5.758% due 4/15/10 (a)(b)	1,719,949
	El Paso Corp.:

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2008

Face Amount†		Security	Value
Oil, Gas & Consumable Fuels — 10.4% (continued)
		Medium-Term Notes:
5,025,000		7.800% due 8/1/31	$5,022,216
6,385,000		7.750% due 1/15/32	6,380,716
5,200,000		Notes, 7.875% due 6/15/12	5,431,868
3,000,000		Senior Subordinated Notes, 7.000% due 6/15/17	3,058,602
		Enterprise Products Operating LP:
4,740,000		7.034% due 1/15/68 (g)	4,217,965
2,250,000		Junior Subordinated Notes, 8.375% due 8/1/66 (g)	2,251,847
5,670,000		EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	5,443,200
		Gazprom:
		Bonds:
104,590,000	RUB	6.790% due 10/29/09	4,279,467
34,860,000	RUB	7.000% due 10/27/11	1,425,123
		Loan Participation Notes:
873,000		6.212% due 11/22/16 (a) **	853,358
1,770,000		Senior Notes, 6.510% due 3/7/22 (a) **	1,677,075
50,960,000	RUB	Gazprom OAO, 6.950% due 8/6/09	2,091,961
3,705,000		International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	3,473,437
1,720,000		LUKOIL International Finance BV, 6.356% due 6/7/17 (a) **	1,646,900
		Mariner Energy Inc., Senior Notes:
1,465,000		7.500% due 4/15/13	1,410,063
1,110,000		8.000% due 5/15/17	1,065,600
995,000		Northwest Pipeline Corp., Senior Notes, 7.000% due 6/15/16	1,057,188
2,525,000		OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (a)	2,487,125
		Pemex Project Funding Master Trust:
64,000		6.125% due 8/15/08	64,864
245,000		6.291% due 6/15/10 (a)(g)	246,470
142,000		6.291% due 6/15/10 (a)(g)	142,852
836,000		6.625% due 6/15/35 (a)	862,752
230,000		6.625% due 6/15/35 (a)	237,360
5,198,000		Senior Bonds, 6.625% due 6/15/35 (a) **	5,344,843
908,000		Senior Notes, 5.724% due 12/3/12 (a)(g)	883,257
1,705,000		Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	1,768,938
		Petroplus Finance Ltd.:
1,500,000		6.750% due 5/1/14 (a)	1,380,000
2,250,000		Senior Note, 7.000% due 5/1/17 (a)	2,053,125
		Petrozuata Finance Inc.:
4,276,000		8.220% due 4/1/17 (a) **	4,393,590
268,000		8.220% due 4/1/17 (a)	277,380
5,665,000		SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	5,325,100
2,560,000		Southwestern Energy Co., Senior Notes, 7.500% due 2/1/18 (a)	2,643,200
230,000		TNK-BP Finance SA, 6.625% due 3/20/17 (a)	210,450
2,275,000		W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	2,149,875
		Whiting Petroleum Corp., Senior Subordinated Notes:
2,550,000		7.250% due 5/1/12	2,537,250
1,975,000		7.000% due 2/1/14	1,945,375
		Williams Cos. Inc.:
		Notes:
3,650,000		7.875% due 9/1/21	4,042,375
5,625,000		8.750% due 3/15/32	6,750,000
3,700,000		Senior Notes, 7.625% due 7/15/19	4,005,250
		Total Oil, Gas & Consumable Fuels	117,279,628
Paper & Forest Products — 2.5%
		Abitibi-Consolidated Co. of Canada, Senior Notes:
1,100,000		7.750% due 6/15/11	844,250

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2008

Face Amount†	Security	Value
Paper & Forest Products — 2.5% (continued)
1,530,000	8.491% due 6/15/11 (g)	$1,118,813
2,180,000	8.375% due 4/1/15	1,553,250
	Abitibi-Consolidated Inc.:
2,220,000	7.875% due 8/1/09	2,131,200
1,750,000	Debentures, 7.400% due 4/1/18	1,120,000
1,335,000	Notes, 8.550% due 8/1/10	1,101,375
	Appleton Papers Inc.:
3,895,000	Senior Notes, 8.125% due 6/15/11	3,817,100
4,685,000	Senior Subordinated Notes, 9.750% due 6/15/14	4,579,587
	NewPage Corp.:
8,140,000	Senior Secured Notes, 9.489% due 5/1/12 (g)	8,017,900
830,000	Senior Subordinated Notes, 12.000% due 5/1/13	825,850
1,960,000	Newpage Holding Corp., 11.818% due 11/1/13 (b)(g)	1,715,000
1,535,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	1,419,875
	Total Paper & Forest Products	28,244,200
Pharmaceuticals — 0.4%
10,855,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (d)	4,396,275

Real Estate Investment Trusts (REITs) — 0.8%
130,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	125,450
	Host Marriott LP, Senior Notes:
2,500,000	7.125% due 11/1/13	2,487,500
1,860,000	6.375% due 3/15/15	1,785,600
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
1,245,000	6.500% due 6/1/16	1,245,000
3,105,000	6.750% due 4/1/17	3,136,050
	Total Real Estate Investment Trusts (REITs)	8,779,600
Real Estate Management & Development — 0.6%
2,180,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	1,068,200
	Realogy Corp.:
710,000	Senior Notes, 10.500% due 4/15/14 (a)	511,200
8,450,000	Senior Subordinated Notes, 12.375% due 4/15/15 (a)	5,070,000
	Total Real Estate Management & Development	6,649,400
Road & Rail — 1.8%
6,240,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	6,458,400
	Hertz Corp.:
3,930,000	Senior Notes, 8.875% due 1/1/14	3,812,100
8,125,000	Senior Subordinated Notes, 10.500% due 1/1/16	7,850,781
	Kansas City Southern de Mexico, Senior Notes:
910,000	7.625% due 12/1/13	882,700
125,000	7.375% due 3/1/14 (a)	119,063
820,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	829,225
	Total Road & Rail	19,952,269
Software — 0.2%
2,960,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	2,512,300

Specialty Retail — 0.9%
	AutoNation Inc., Senior Notes:
850,000	6.258% due 4/15/13 (g)	716,125
830,000	7.000% due 4/15/14	742,850
4,005,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	3,183,975

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2008

Face Amount†	Security	Value
Specialty Retail — 0.9% (continued)
1,995,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	$2,119,688
	Michaels Stores Inc.:
1,830,000	11.375% due 11/1/16	1,491,450
2,410,000	Senior Notes, 10.000% due 11/1/14	2,156,950
	Total Specialty Retail	10,411,038
Textiles, Apparel & Luxury Goods — 0.2%
2,950,000	Simmons Co., Senior Discount Notes, step bond to yield 9.995% due 12/15/14	1,961,750

Tobacco — 0.4%
	Alliance One International Inc., Senior Notes:
875,000	8.500% due 5/15/12	818,125
3,780,000	11.000% due 5/15/12	3,874,500
	Total Tobacco	4,692,625
Trading Companies & Distributors — 1.1%
2,955,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	2,482,200
5,965,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	5,517,625
5,865,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	4,897,275
	Total Trading Companies & Distributors	12,897,100
Transportation Infrastructure — 0.4%
	Saint Acquisition Corp.:
4,625,000	Secured Notes, 12.500% due 5/15/17 (a)	1,850,000
5,410,000	Senior Secured Notes, 10.815% due 5/15/15 (a)(g)	2,082,850
	Total Transportation Infrastructure	3,932,850
Wireless Telecommunication Services — 3.0%
2,900,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)	2,523,000
1,825,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12	1,884,312
4,860,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	4,495,500
4,180,000	Nextel Communications Inc., Senior Notes, 7.375% due 8/1/15	3,826,644
	Rural Cellular Corp.:
1,575,000	Senior Notes, 9.875% due 2/1/10	1,638,000
2,105,000	Senior Secured Notes, 8.250% due 3/15/12	2,178,675
2,590,000	Senior Subordinated Notes, 8.124% due 6/1/13 (g)	2,628,850
13,510,000	True Move Co., Ltd., 10.750% due 12/16/13 (a) **	12,902,050
2,220,000	UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (a) **	2,222,886
	Total Wireless Telecommunication Services	34,299,917

	TOTAL CORPORATE BONDS & NOTES (Cost — $1,087,867,292)	1,004,209,382

ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
1,975,400	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (c)(d)(e) (Cost - $2,052,466)	0

CONVERTIBLE BOND & NOTE — 0.1%
Airlines — 0.1%
565,265	Delta Air Lines Inc., Pass-Through Certificates, 7.379% due 5/18/10 (Cost - $570,352)	564,907

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2008

Face Amount†		Security	Value
SOVEREIGN BONDS — 5.5%
Argentina — 0.5%
		Republic of Argentina:
1,400,000	EUR	9.250% due 10/21/02 (d)	$635,143
300,000	EUR	9.000% due 6/20/03 (d)	140,243
250,000	EUR	10.250% due 1/26/07 (d)	122,434
275,000	EUR	8.000% due 2/26/08 (d)	131,209
4,427,573	ARS	Bonds, 2.000% due 1/3/10 (g)	3,072,580
665,000		Bonds, Series VII, 7.000% due 9/12/13 **	590,649
97,000	EUR	GDP Linked Securities, 1.262% due 12/15/35 (g)	15,295
		Medium-Term Notes:
1,175,000	EUR	7.000% due 3/18/04 (d)	553,469
600,000	EUR	8.125% due 10/4/04 (d)	274,920
525,000	EUR	9.000% due 5/24/05 (a)(d)	247,061
		Total Argentina	5,783,003
Brazil — 1.3%
		Brazil Nota do Tesouro Nacional:
1,000	BRL	10.000% due 1/1/10	544
18,729,000	BRL	10.000% due 7/1/10 (f)	10,057,323
2,177,000	BRL	Series B, 6.000% due 5/15/17	1,914,652
4,315,000	BRL	Series F, 10.000% due 1/1/12	2,249,012
		Total Brazil	14,221,531
Colombia — 0.2%
2,055,000		Republic of Colombia, 7.375% due 9/18/37 **	2,191,144

Ecuador — 0.2%
2,100,000		Republic of Ecuador, 10.000% due 8/15/30 (a) **	2,034,375

Indonesia — 0.3%
		Republic of Indonesia:
8,077,000,000	IDR	Series FR40, 11.000% due 9/15/25	899,987
6,948,000,000	IDR	Series FR42, 10.250% due 7/15/27	726,584
11,011,000,000	IDR	Series FR43, 10.250% due 7/15/22	1,169,662
8,327,000,000	IDR	Series FR45, 9.750% due 5/15/37	816,378
		Total Indonesia	3,612,611
Mexico — 0.5%
		United Mexican States, Medium-Term Notes:
3,230,000		6.050% due 1/11/40	3,194,470
2,423,000		Series A, 6.750% due 9/27/34 **	2,629,561
		Total Mexico	5,824,031
Panama — 0.5%
		Republic of Panama:
1,285,000		9.625% due 2/8/11 **	1,465,221
350,000		7.250% due 3/15/15 **	388,500
4,130,000		6.700% due 1/26/36 **	4,184,723
		Total Panama	6,038,444
Peru — 0.0%
		Republic of Peru:
259,000		Bonds, 6.550% due 3/14/37	266,770
198,000		Global Bonds, 7.350% due 7/21/25	225,621
		Total Peru	492,391
Turkey — 1.1%
		Republic of Turkey:
2,023,000	TRY	14.000% due 1/19/11	1,639,161
490,000		7.000% due 6/5/20 **	511,438

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2008

Face Amount†	Security	Value
Turkey — 1.1% (continued)
1,175,000	11.875% due 1/15/30 **	$1,844,750
594,000	Bonds, 7.000% due 9/26/16 **	631,125
7,954,000	Notes, 6.875% due 3/17/36 **	7,810,828
	Total Turkey	12,437,302
Uruguay — 0.1%
1,026,307	Oriental Republic of Uruguay, Bonds, 7.625% due 3/21/36 **	1,084,037

Venezuela — 0.8%
	Bolivarian Republic of Venezuela:
273,000	8.500% due 10/8/14	272,318
8,258,000	5.750% due 2/26/16 **	6,926,397
241,000	7.650% due 4/21/25	209,429
	Collective Action Securities:
1,164,000	9.375% due 1/13/34 **	1,182,333
183,000	Notes, 10.750% due 9/19/13	201,071
	Total Venezuela	8,791,548

	TOTAL SOVEREIGN BONDS (Cost — $61,444,890)	62,510,417

COLLATERALIZED SENIOR LOANS — 2.6%
Auto Components — 0.4%
4,987,500	Allison Transmission, Term Loan B, 8.170% due 8/7/14 (g)	4,386,327

Containers & Packaging — 0.3%
5,187,704	Berry Plastics Corp., Senior Term Loan, 11.646% due 6/15/14 (g)	3,942,655

Media — 0.4%
5,000,000	Univision Communications Inc., Term Loan B, 7.095% due 9/15/14 (g)	4,125,520

Oil, Gas & Consumable Fuels — 1.1%
	Ashmore Energy International:
279,613	Synthetic Revolving Credit Facility, 5.098% due 3/30/14 (g)	258,642
2,084,796	Term Loan, 7.830% due 3/30/14 (g)	1,928,437
7,500,000	SandRidge Energy, Term Loan, 8.625% due 4/1/15 (g)	7,443,750
3,000,000	Stallion Oilfield Services, Term Loan, 9.384% due 7/31/12 (g)	2,700,000
	Total Oil, Gas & Consumable Fuels	12,330,829
Paper & Forest Products — 0.2%
2,500,000	Verso Paper Holdings Term Loan, 11.210% due 2/1/12 (g)	2,312,500

Trading Companies & Distributors — 0.2%
2,000,000	Penhall International Corp., Term Loan, 12.824% due 4/1/12 (g)	1,780,000

	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $31,900,364)	28,877,831

Shares
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
10,685,938	Home Interiors & Gifts Inc. (c)(e)*	11
52,472	Mattress Discounters Corp. (c)(e)*	0

	TOTAL COMMON STOCKS (Cost — $7,763,106)	11
CONVERTIBLE PREFERRED STOCKS — 0.8%
FINANCIALS — 0.8%
4,260	Bank of America Corp., 7.250% due 12/31/49	4,779,720
69,700	Citigroup Inc., 6.500% due 12/31/49	3,767,285

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $7,745,000)	8,547,005

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2008

Shares		Security	Value
ESCROWED SHARES — 0.0%
2,025,000		Pillowtex Corp. (c)(d)(e)* (Cost - $0)	$0

PREFERRED STOCKS — 0.4%
CONSUMER DISCRETIONARY — 0.1%
Automobiles — 0.1%
65,000		Ford Motor Co., 7.400%	1,028,300
1,800		Ford Motor Co., 8.000%	30,330
1,800		Ford Motor Co., Series F, 7.550%	30,420
		Total Automobiles	1,089,050
Media — 0.0%
8		ION Media Networks Inc., Series B, 12.000% *	34,125
		TOTAL CONSUMER DISCRETIONARY	1,123,175
FINANCIALS — 0.3%
Diversified Financial Services — 0.1%
12,100		Preferred Plus, Trust Series FRD-1, 7.400%	191,664
8,200		Preferred Plus, Series FMC1 Trust, Senior Debentures, Series LMG-3, 8.250%	148,420
44,100		Saturns, Series F 2003-5, 8.125%	736,470
17,552		TCR Holdings Corp., Class B Shares (c)(e)*	17
9,654		TCR Holdings Corp., Class C Shares (c)(e)*	10
25,451		TCR Holdings Corp., Class D Shares (c)(e)*	25
52,657		TCR Holdings Corp., Class E Shares (c)(e)*	53
			1,076,659
Thrifts & Mortgage Finance — 0.2%
110,000		Federal National Mortgage Association (FNMA), 8.250%	2,906,200
		TOTAL FINANCIALS	3,982,859

		TOTAL PREFERRED STOCKS (Cost — $5,137,505)	5,106,034

Warrants
WARRANTS — 0.1%
18,500		Bolivarian Republic of Venezuela, Oil-linked payment obligations, expires 4/15/20*	679,875
31,517,970		ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates) (c)(e)*	32
2,750		Leap Wireless International Inc., Expires 4/15/10(c)(e)*	0
13,614		Pillowtex Corp., Expires 11/24/09(c)(e)*	0
		TOTAL WARRANTS (Cost — $10,069)	679,907

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,204,491,044)	1,110,495,494

Face Amount†
SHORT-TERM INVESTMENTS — 1.5%
Sovereign Bonds — 1.5%
		Bank Negara Malaysia Monetary Notes:
4,491,000	MYR	Series 0207, 3.569% due 2/14/08	1,388,594
3,346,000	MYR	Series 4207, zero coupon bond to yield 3.390% due 4/22/08	1,026,499
		Egypt Treasury Bills:
43,825,000	EGP	Zero coupon bond to yield 7.470% due 10/28/08	7,488,693

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2008

Face Amount†		Security	Value
Sovereign Bonds — 1.5% (continued)
42,275,000	EGP	Zero coupon bond to yield 20.240% due 11/11/08	$7,203,675
		Total Sovereign Bonds (Cost — $17,116,426)	17,107,461
U.S. Government Agency — 0.0%
27,000		Federal National Mortgage Association (FNMA), Discount Notes, 4.030% -4.365% due 3/17/08 (h) (Cost - $26,856)	26,856
		TOTAL SHORT-TERM INVESTMENTS (Cost — $17,143,282)	17,134,317

		TOTAL INVESTMENTS — 100.0% (Cost — $1,221,634,326#)	1,127,629,811

*	Non-income producing security.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Illiquid security.
(d)	Security is currently in default.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(f)	All or a portion of this security is segregated for open futures contracts, reverse repurchase agreements and foreign currency contracts.
(g)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2008.
(h)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.
**	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

Abbreviations used in this schedule:
ARS - Argentine Peso
BRL - Brazilian Real
EGP - Egyptian Pound
EUR - Euro
GDP - Gross Domestic Product
IDR - Indonesian Rupiah
MYR - Malaysian Ringgit
OJSC - Open Joint Stock Company
RUB - Russian Ruble
TRY - Turkish Lira

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.  Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Reverse Repurchase Agreements.  The Fund may enter into a reverse repurchase agreement in which the Fund sells a portfolio security at a specified price with an agreement to purchase the same or substantially the same security from the same counterparty at a fixed or determinable price at a future date. When entering into reverse repurchase agreements, the Fund’s custodian delivers to the counterparty liquid assets, the market value of which, at the inception of the transaction, at least equals the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(c) Financial Futures Contracts.  The Fund may enter into financial futures contracts typically, but not necessarily, to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign denominated futures, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit and Market Risk.  The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At January 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$18,175,836
Gross unrealized depreciation	(112,180,351)
Net unrealized depreciation	$(94,004,515)

At January 31, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 10 Year Notes	10	3/08	$1,138,302	$1,167,188	$(28,886)

At January 31, 2008, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Indian Rupee	19,552,500	$495,134	3/14/08	$134
Indian Rupee	58,622,700	1,484,521	3/14/08	(1,480)
Indian Rupee	19,567,200	495,411	3/17/08	(589)
Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(1,935)

Transactions in reverse repurchase agreements for the Fund during the period ended January 31, 2008 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance	Interest Rate	Outstanding
$93,194,606	5.068%	$122,354,452

Interest rates on reverse repurchase agreements ranged from 1.000% to 5.850% during the period ended January 31, 2008. Interest expense incurred on reverse repurchase agreements totaled $3,620,967.

At January 31, 2008, the Fund had the following open reverse repurchase agreements:

Face
Amount	Security	Value
$5,036,450	Reverse Repurchase Agreement with JP Morgan Chase & Co., dated 1/24/08
	bearing 4.200% to be repurchased at $5,042,913 on 2/4/08,
	collateralized by: $5,260,000 ATF Capital BV,
	9.250% due 2/21/14; Market value (including accrued interest) - $5,542,582.	$5,036,450

4,386,396	Reverse Repurchase Agreement with Credit Suisse, dated 1/24/08
	bearing 4.000% to be repurchased at $4,391,757 on 2/4/08,
	collateralized by: $4,740,000 Axtel Sab de CV,
	7.625% due 2/1/17; Market value (including accrued interest) - $4,885,163.	4,386,396

1,956,200	Reverse Repurchase Agreement with Credit Suisse, dated 1/24/08
	bearing 3.750% to be repurchased at $1,958,442 on 2/4/08,
	collateralized by: $2,000,000 Republic of Colombia,
	7.375% due 9/18/37; Market value (including accrued interest) - $2,187,610.	1,956,200

2,674,080	Reverse Repurchase Agreement with JP Morgan Chase &Co., dated 1/24/08
	bearing 4.150% to be repurchased at $2,677,471 on 2/4/08,
	collateralized by: $2,880,000 EEB International Ltd.,
	8.750% due 10/31/14; Market value (including accrued interest) - $3,037,627.	2,674,080

2,115,538	Reverse Repurchase Agreement with JP Morgan Chase & Co., dated 1/24/08
	bearing 4.150% to be repurchased at $2,188,221 on 2/4/08,
	collateralized by: $2,302,000 GTL Trade Finance Inc.,
	7.250% due 10/20/17; Market value (including accrued interest) - $2,452,344.	2,115,538

770,859	Reverse Repurchase Agreement with JP Morgan Chase & Co., dated 1/24/08
	bearing 4.250% to be repurchased at $771,860 on 2/4/08,
	collateralized by: $873,000 Gaz Cap SA Luxembourg,
	6.212% due 11/22/16; Market value (including accrued interest) - $863,935.	770,859

1,720,440	Reverse Repurchase Agreement with JP Morgan Chase & Co., dated 1/24/08
	bearing 4.050% to be repurchased at $1,722,569 on 2/4/08,
	collateralized by: $1,770,000 Gaz Cap SA Luxembourg,
	6.510% due 3/7/22; Market value (including accrued interest) - $1,723,609.	1,720,440

1,777,481	Reverse Repurchase Agreement with Credit Suisse, dated 1/24/08
	bearing 4.000% to be repurchased at $1,779,654 on 2/4/08,
	collateralized by: $2,419,000 Globo Communicacoes Part,
	7.250% due 4/26/22; Market value (including accrued interest) - $2,405,484.	1,777,481

3,646,329	Reverse Repurchase Agreement with Credit Suisse, dated 1/24/08
	bearing 4.000% to be repurchased at $3,650,786 on 2/4/08,
	collateralized by: $4,490,000 HSBK Europe BV,
	7.250% due 5/3/17; Market value (including accrued interest) - $4,009,237.	3,646,329

1,020,147	Reverse Repurchase Agreement with JP Morgan Chase & Co., dated 1/24/08
	bearing 4.100% to be repurchased at $1,021,425 on 2/4/08,
	collateralized by: $1,174,000 ICICI Bank Ltd.,
	6.375% due 4/30/22; Market value (including accrued interest) - $1,011,525.	1,020,147

1,149,480	Reverse Repurchase Agreement with JP Morgan Chase & Co., dated 1/24/08
	bearing 4.000% to be repurchased at $1,150,885 on 2/4/08,
	collateralized by: $1,240,000 Odebrecht Finance Ltd.,
	7.500% due 10/18/17; Market value (including accrued interest) - $1,270,034.	1,149,480

$1,381,889	Reverse Repurchase Agreement with Credit Suisse, dated 1/24/08
	bearing 4.000% to be repurchased at $1,383,578 on 2/4/08,
	collateralized by: $1,285,000 Republic of Panama,
	9.625% due 2/8/11; Market value (including accrued interest) - $1,524,709.	$1,381,889

366,170	Reverse Repurchase Agreement with Credit Suisse, dated 1/24/08
	bearing 3.750% to be repurchased at $366,590 on 2/4/08,
	collateralized by: $350,000 Republic of Panama,
	7.250% due 3/15/15; Market value (including accrued interest) - $398,190.	366,170

1,255,320	Reverse Repurchase Agreement with Credit Suisse, dated 1/24/08
	bearing 3.750% to be repurchased at $1,256,758 on 2/4/08,
	collateralized by: $1,320,000 Republic of Panama,
	6.700% due 1/26/36; Market value (including accrued interest) - $1,338,948.	1,255,320

2,672,310	Reverse Repurchase Agreement with Credit Suisse, dated 1/24/08
	bearing 3.750% to be repurchased at $2,675,372 on 2/4/08,
	collateralized by: $2,810,000 Republic of Panama,
	6.700% due 1/26/36; Market value (including accrued interest) - $2,850,336.	2,672,310

3,157,000	Reverse Repurchase Agreement with Credit Suisse, dated 1/24/08
	bearing 3.750% to be repurchased at $3,160,617 on 2/4/08,
	collateralized by: $3,500,000 Pemex Project Funding Master Trust,
	6.625% due 6/15/35; Market value (including accrued interest) - $3,629,249.	3,157,000

1,532,100	Reverse Repurchase Agreement with Credit Suisse, dated 1/24/08
	bearing 4.000% to be repurchased at $1,533,973 on 2/4/08,
	collateralized by: $1,654,000 Russian Agricultural Bank,
	7.175% due 5/16/13; Market value (including accrued interest) - $1,724,589.	1,532,100

919,960	Reverse Repurchase Agreement with JP Morgan Chase & Co., dated 1/24/08
	bearing 4.200% to be repurchased at $921,141 on 2/4/08,
	collateralized by: $1,055,000 Russian Agricultural Bank,
	6.299% due 5/15/17; Market value (including accrued interest) - $1,016,490.	919,960

1,138,174	Reverse Repurchase Agreement with JP Morgan Chase & Co., dated 1/24/08
	bearing 3.650% to be repurchased at $1,139,444 on 2/4/08,
	collateralized by: $1,026,307 Oriental Republic of Uruguay,
	7.625% due 3/21/36; Market value (including accrued interest) - $1,112,630.	1,138,174

1,181,160	Reverse Repurchase Agreement with JP Morgan Chase & Co., dated 1/24/08
	bearing 4.150% to be repurchased at $1,182,658 on 2/4/08,
	collateralized by: $1,360,000 TNK-BP Finance SA,
	7.500% due 7/18/16; Market value (including accrued interest) - $1,326,523.	1,181,160

11,393,136	Reverse Repurchase Agreement with Credit Suisse, dated 1/24/08
	bearing 4.000% to be repurchased at $11,407,061 on 2/4/08,
	collateralized by: $13,410,000 True Move Co., Ltd.,
	10.750% due 12/16/13; Market value (including accrued interest) - $12,991,670.	11,393,136

2,417,380	Reverse Repurchase Agreement with JP Morgan Chase & Co., dated 1/24/08
	bearing 3.850% to be repurchased at $2,420,224 on 2/4/08,
	collateralized by: $2,785,000 TuranAlem Finance BV Global,
	8.250% due 1/22/37; Market value (including accrued interest) - $2,450,150.	2,417,380

$1,660,745	Reverse Repurchase Agreement with Credit Suisse, dated 1/24/08
	bearing 3.750% to be repurchased at $1,662,648 on 2/4/08,
	collateralized by: $1,175,000 Republic of Turkey,
	11.875% due 1/15/30; Market value (including accrued interest) - $1,851,267.	$1,660,745

514,255	Reverse Repurchase Agreement with JP Morgan Chase & Co., dated 1/24/08
	bearing 4.150% to be repurchased at $514,907 on 2/4/08,
	collateralized by: $490,000 Republic of Turkey,
	7.000% due 6/5/20; Market value (including accrued interest) - $516,873.	514,255

6,937,479	Reverse Repurchase Agreement with Credit Suisse, dated 1/24/08
	bearing 3.750% to be repurchased at $6,945,428 on 2/4/08,
	collateralized by: $7,954,000 Republic of Turkey,
	6.875% due 3/17/36; Market value (including accrued interest) - $8,016,643.	6,937,479

641,223	Reverse Repurchase Agreement with JP Morgan Chase & Co., dated 1/24/08
	bearing 3.850% to be repurchased at $641,977 on 2/4/08,
	collateralized by: $594,000 Republic of Turkey,
	7.000% due 9/26/16; Market value (including accrued interest) - $645,747.	641,223

2,302,942	Reverse Repurchase Agreement with Credit Suisse, dated 1/24/08
	bearing 3.750% to be repurchased at $2,305,581 on 2/4/08,
	collateralized by: $2,262,000 United Mexican States,
	6.750% due 9/27/34; Market value (including accrued interest) - $2,508,107.	2,302,942

1,285,284	Reverse Repurchase Agreement with JP Morgan Chase & Co., dated 1/24/08
	bearing 4.000% to be repurchased at $1,286,855 on 2/4/08,
	collateralized by: $1,284,000 Vale Overseas Ltd.,
	8.250% due 1/17/34; Market value (including accrued interest) - $1,391,420.	1,285,284

3,638,250	Reverse Repurchase Agreement with JP Morgan Chase & Co., dated 1/24/08
	bearing 4.050% to be repurchased at $3,642,752 on 2/4/08,
	collateralized by: $4,158,000 Vale Overseas Ltd.,
	6.875% due 11/21/36; Market value (including accrued interest) - $3,928,848.	3,638,250

982,300	Reverse Repurchase Agreement with Credit Suisse, dated 1/24/08
	bearing 3.750% to be repurchased at $983,425 on 2/4/08,
	collateralized by: $1,164,000 Bolivarian Republic of Venezuela,
	9.375% due 1/13/34; Market value (including accrued interest) - $1,188,029.	982,300

490,371	Reverse Repurchase Agreement with Credit Suisse, dated 1/24/08
	bearing 4.000% to be repurchased at $490,970 on 2/4/08,
	collateralized by: $665,000 Republic of Argentina,
	7.000% due 9/12/13; Market value (including accrued interest) - $608,809.	490,371

3,738,603	Reverse Repurchase Agreement with JP Morgan Chase & Co., dated 1/24/08
	bearing 4.200% to be repurchased at $3,743,401 on 2/4/08,
	collateralized by: $4,246,000 Petrozuata Finance Inc.,
	8.220% due 4/1/17; Market value (including accrued interest) - $4,480,059.	3,738,603

345,210	Reverse Repurchase Agreement with JP Morgan Chase & Co., dated 1/24/08
	bearing 4.150% to be repurchased at $345,648 on 2/4/08,
	collateralized by: $370,000 Axtel Sab de CV,
	7.625% due 2/1/17; Market value (including accrued interest) - $382,256.	345,210

6,325,628	Reverse Repurchase Agreement with Credit Suisse dated 1/24/08,
	bearing 3.750% to be repurchased at $6,332,876 on 2/4/08,
	collateralized by: $8,258,000 Bolivarian Republic of Venezuela,
	5.750% due 2/26/16; Market value (including accrued interest) - $7,131,557.	6,325,628

$877,734	Reverse Repurchase Agreement with Credit Suisse, dated 1/24/08
	bearing 4.000% to be repurchased at $878,807 on 2/4/08,
	collateralized by: $1,170,000 ICICI Bank Ltd.,
	6.375% due 4/30/22; Market value (including accrued interest) - $999,697.	$877,734

2,137,800	Reverse Repurchase Agreement with JP Morgan Chase & Co., dated 1/24/08
	bearing 4.100% to be repurchased at $2,140,478 on 2/4/08,
	collateralized by: $2,100,000 Republic of Ecuador,
	10.000% due 8/15/30; Market value (including accrued interest) - $2,131,386.	2,137,800

2,011,320	Reverse Repurchase Agreement with JP Morgan Chase & Co., dated 1/24/08
	bearing 4.000% to be repurchased at $2,013,778 on 2/4/08,
	collateralized by: $2,220,000 UBS Luxembourg SA,
	8.250% due 5/23/16; Market value (including accrued interest) - $2,314,461.	2,011,320

842,646	Reverse Repurchase Agreement with Credit Suisse, dated 1/24/08
	bearing 4.000% to be repurchased at $843,676 on 2/4/08,
	collateralized by: $1,059,000 TuranAlem Finance BV Global,
	8.250% due 1/22/37; Market value (including accrued interest) - $972,956.	842,646

1,479,200	Reverse Repurchase Agreement with Credit Suisse, dated 1/24/08
	bearing 3.750% to be repurchased at $1,480,895 on 2/4/08,
	collateralized by: $1,720,000 Lukoil International Finance BV,
	6.356% due 6/7/17; Market value (including accrued interest) - $1,663,627.	1,479,200

	Total Reverse Repurchase Agreements
	(Proceeds — $89,878,989)	$89,878,989

ITEM 2.	CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Fund II Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	March 28, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	March 28, 2008